Summary of Significant Accounting Policies (Details) - Schedule of Revenues from Contracts with Customers - USD ($)	6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Futures brokerage commissions
Commission on futures broking earned	$ 2,330,723	$ 2,639,572
Trading solution service revenues	1,691,441	2,369,296
Other service revenues	239,503	56,778
Total comprehensive income	4,261,667	5,065,646
Hong Kong Exchange [Member]
Futures brokerage commissions
Commission on futures broking earned	429,708	449,699
Overseas Exchanges [Member]
Futures brokerage commissions
Commission on futures broking earned	$ 1,901,015	$ 2,189,873